Significant Accounting Policies (Details)	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014
Property, Plant and Equipment [Line Items]
Cumulative inflation rate in an economy for applying highly inflationary accounting	three-year period meets or exceeds 100 percent
Highly inflationary accounting, cumulative inflation rate in economy, period	3 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Highly inflationary accounting, cumulative inflation rate in economy, rate	100.00%
Property, plant and equipment, useful life		3 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Original maturities of cash equivalents defined as highly liquid investments	90 days
Property, plant and equipment, useful life		40 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years